DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Charges

(in thousands of $)	2013	2012
Capitalized financing fees and expenses	2,699	3,405
Accumulated amortization	(2,035)	(2,183)
	664	1,222